Financial Assets and Financial Liabilities - EUR Denominated Assets and Liabilities Represented in RUB (Detail) ₽ in Millions, € in Millions, $ in Millions	Dec. 31, 2017 RUB (₽)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 RUB (₽)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 RUB (₽)	Dec. 31, 2014 RUB (₽)
Disclosure of detailed information about maximum exposure to credit risk arising from financial assets [line items]
Current assets	₽ 67,462			₽ 63,765
Receivables	23,878			24,325
Cash and cash equivalents	2,452			1,689			₽ 3,079	₽ 4,074
Non-current liabilities	(79,112)			(72,707)
Long-term finance lease liability	(1,878)			(421)
Current liabilities	(484,148)			(505,346)
Short-term finance lease liability	₽ (7,476)			₽ (10,175)
Currency risk [member]
Disclosure of detailed information about maximum exposure to credit risk arising from financial assets [line items]
Current assets		$ 829	€ 746		$ 225	€ 534
Receivables		111	711		156	353
Cash and cash equivalents		718	35		69	181
Non-current liabilities | €			(88)			(38)
Long-term loans and borrowings | €			0			(38)
Long-term finance lease liability | €			(88)
Current liabilities		(118,677)	(27,399)		(124,281)	(23,766)
Short-term loans and borrowings		(112,277)	(25,304)		(113,327)	(22,817)
Short-term payables		(5,614)	(2,064)		(9,433)	(838)
Short-term finance lease liability		$ (786)	€ (31)		$ (1,521)	€ (111)